Advances to joint ventures	6 Months Ended
Jun. 30, 2022
Advances to joint ventures
Advances to joint ventures

8. Advances to joint ventures

	As of
	June 30,	December 31,
(in thousands of U.S. dollars)	2022	2021
Long-term advances to joint ventures	$10,202	$7,511
Advances/shareholder loans to joint ventures	$10,202	$7,511

The Partnership had advances of $8.0 million and $6.6 million due from SRV Joint Gas Ltd. as of June 30, 2022 and December 31, 2021, respectively. The Partnership had advances of $2.2 million and $0.9 million due from SRV Joint Gas Two Ltd. as June 30, 2022 and December 31, 2021, respectively.

The advances consist of shareholder loans where the principal amounts, including accrued interest, are repaid based on available cash after servicing of long-term bank debt. The shareholder loans were amended during the fourth quarter of 2021 and in January 2022 to extend the maturity and increase the loan amount by $2.3 million in the aggregate. In addition, accrued interests of $0.4 million for the six months ended June 30, 2022 is included in the outstanding balance of shareholder loans as of June 30, 2022. The shareholder loans are due no later than the 20th anniversary of the delivery date of each FSRU. The Neptune and the Cape Ann were delivered on November 30, 2009 and June 1, 2010, respectively. Accoringly, the outstanding balances on the shareholder loans are classified as non-current portion of advances to joint ventures as of June 30, 2022.

The shareholder loans are subordinated to long-term bank debt. Under terms of the shareholder loan agreements, the repayments shall be prioritized over any dividend payment to the owners of the joint ventures. The shareholder loans bear interest at a fixed rate of 8.0% per year. The other joint venture partners have, on a combined basis, an equal amount of shareholder loans outstanding at the same terms to each of the joint ventures.

The joint ventures repaid the original principal of all shareholder loans during 2016. On November 30, 2021, the SRV Joint Gas Ltd, closed the refinancing of the Neptune debt facility (the “New Neptune Facility”) and on June 1, 2022, the SRV Joint Gas Two Ltd, completed the refinancing of the Cape Ann facility (the “New Cape Ann Facility”). The difference in the loan amount of the New Neptune Facility and the New Cape Ann Facility and the original facilities secured by the Neptune and the Cape Ann, was mainly financed by cash held by SRV Joint Gas Ltd and SRV Joint Gas Two Ltd and subordinated loans from the shareholders, including a new subordinated shareholder loan from the Partnership to each of the joint ventuers. As of June 30, 2022, and December 31, 2021, the outstanding balances consist of accrued interest on the subordinated shareholder loans.

As of September 30, 2017, the joint ventures suspended payments on the shareholder loans pending the outcome of the boil-off claim, which was settled in December 2020. The suspension of payments on the shareholder loans is currently being re-evaluated. Based on the final settlement of the boil-off claim made in December 2020, in addition to meeting certain conditions for making distributions as described below, the outstanding balances on the shareholder loans due from SRV Joint Gas Ltd. and SRV Joint Gas Two Ltd. have been classified as non-current as of June 30, 2022. Refer to note 14 under “Joint ventures boil-off settlement.” The advances, including accrued interest, can be repaid based on available cash after servicing of long-term bank debt. There are no financial covenants in the joint ventures’ bank debt facilities, but certain other covenants and restrictions apply. Certain conditions apply to making distributions for the shareholder loans or dividends, including meeting a 1.20 historical and projected debt service coverage ratio. As of June 30, 2022, SRV Joint Gas Ltd did not meet the historical debt service coverage ratio but did meet the projected debt service coverage ratio. SRV Joint Gas Two Ltd met neither the historical nor the projected debt service coverage ratio. As a result, none of the joint ventures qualify for making payments on the shareholder loans or other distributions.